Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Prospectus Date	rr_ProspectusDate	Jan. 31, 2016
Document Creation Date	dei_DocumentCreationDate	Aug. 31, 2016